Significant subsequent events - Summary of earnings per share assuming that the stock split was performed at the beginning (Detail) - ¥ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [line items]
Basic earnings per share attributable to Toyota Motor Corporation	¥ 803.23	¥ 727.47
Diluted earnings per share attributable to Toyota Motor Corporation	794.67	720.10
Toyota Motor Corporation [Member]
Earnings per share [line items]
Basic earnings per share attributable to Toyota Motor Corporation	160.65	145.49
Diluted earnings per share attributable to Toyota Motor Corporation	158.93	144.02
Toyota Motor Corporation shareholders' equity per share	¥ 1,674.18	¥ 1,490.80